Loans and Borrowings - Narrative (Details)				12 Months Ended
	Aug. 31, 2020 CAD ($)	Mar. 27, 2020 CAD ($)	Mar. 25, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jan. 01, 2020	Dec. 31, 2019	Sep. 04, 2019 CAD ($)	Aug. 29, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term loans				$ 115,130,000	$ 21,126,000
Proceeds from loan				86,394,000	605,104,000
Borrowings				204,209,000	141,244,000
Gain on debt modification				$ 1,287,000	1,886,000
Funded debt to shareholders' equity ratio				0.25
Unrestricted cash and cash equivalents				$ 143,900,000
Loss on induced conversion of debenture					0
Rent expense				5,500,000
Expense relating to short-term leases for which recognition exemption has been used				800,000
Expense relating to variable lease payments not included in measurement of lease liabilities				4,700,000
Expense relating to leases of low-value assets for which recognition exemption has been used				40,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity									$ 200,000,000.0
Facility A
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity									50,000,000.0
Repayment of long-term loans				22,000,000
Proceeds from loan		$ 22,000,000
Borrowings, interest rate		4.70%
Undrawn borrowing facilities				41,600,000
Total borrowing capacity available to the Company				10,000,000
Borrowings				0
Facility A | Canadian Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.45%
Borrowings, adjustment to interest rate basis		2.25%
Facility B
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity									$ 150,000,000.0
Borrowings				113,800,000
Gain on debt modification					$ 1,900,000
Facility B | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.22%	4.70%	5.33%
First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 360,900,000.0
Increase (decrease) in borrowing capacity								160,900,000.0
Option to increase amended credit facility								39,100,000
Facility C
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in borrowing capacity								64,400,000.0
Repayment of long-term loans			$ 45,000,000	10,000,000
Borrowings				3,700,000
Facility D
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in borrowing capacity								$ 96,500,000.0
First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 264,400,000	$ 264,400,000
Funded debt to shareholders' equity ratio, maximum				0.20
Minimum unrestricted cash balance required				$ 35,000,000
Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings				1,400,000
Credit Facilities B and C
Disclosure of detailed information about borrowings [line items]
Repayment of long-term loans	$ 10,000,000
Gain on debt modification				1,300,000
Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum unrestricted cash balance required				35,000,000.0
Loss on induced conversion of debenture				172,291,000
Fiscal quarter ended September 30, 2020 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				5,000,000.0
Fiscal quarter ended September 30, 2020 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				(11,000,000.0)
Fiscal quarter ended December 31, 2020 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				5,000,000.0
Fiscal quarter ended December 31, 2020 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				4,000,000.0
Fiscal quarter ended March 31, 2021 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				16,000,000.0
Fiscal quarter ended March 31, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				10,000,000.0
Fiscal quarter ended June 30, 2021 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				25,000,000.0
Fiscal quarter ended June 30, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				17,000,000.0
Twelve month fiscal period ending June 30, 2021 | First Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				51,000,000.0
Twelve month fiscal period ending June 30, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Minimum EBITDA				$ 20,000,000.0
Quarters ending June 30, 2020 and September 30, 2020 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Funded debt to shareholders' equity ratio, maximum				0.28
Quarter ending December 31, 2020 and onwards | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Funded debt to shareholders' equity ratio, maximum				0.25
At June 30, 2021 | Second Amendment to the First Amended and Restated Credit Agreement
Disclosure of detailed information about borrowings [line items]
Senior funded debt to EBITDA, maximum				3.00
Alcanna
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of common shares				$ 27,600,000